Financial Risk Management Objectives and Policies - Schedule of Asset Liability Ratios (Details) $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Asset Liability Ratios [Abstract]
Total assets		$ 71,270	$ 130,189
Total liabilities		$ 45,785	$ 55,143
Asset-liability ratio	[1]	1.56	2.36

[1]	The asset-liability ratio is calculated by dividing total assets by total liabilities.